OLD MUTUAL ADVISOR FUNDS

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Growth Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated August 20, 2007

to Class A Shares and Class C Shares Prospectus, dated June 4, 2007,

as previously supplemented

This Supplement updates certain information contained in the currently effective Class A Shares and Class C Shares Prospectus of the above named funds, series funds of Old Mutual Advisor Funds (the “Trust”). You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Fund of Funds Structure

The Board of Trustees of the Trust approved a proposal to reorganize the Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Growth Portfolio, and Old Mutual Asset Allocation Moderate Growth Portfolio (collectively, the “Asset Allocation Funds”) from a “fund of managers” structure to a “fund of funds” structure. The reorganization is scheduled for November 2007.

Under the fund of funds structure, the investment objective of each Asset Allocation Fund will remain the same as its current investment objective. Each of the Asset Allocation Funds will seek to achieve its investment objective by investing in other mutual funds (“underlying funds”) in the Old Mutual family of funds, rather than directly holding portfolio securities. Ibbotson Associates Advisors, LLC would continue to act as a sub-advisor and assist Old Mutual Capital, Inc. (“Old Mutual Capital”), the investment advisor, in allocating each Fund’s assets among the underlying funds, subject to the supervision of Old Mutual Capital.

1

Old Mutual Capital believes that the Asset Allocation Funds and their shareholders will benefit from the fund of funds structure. For example, this structure will provide: (1) increased diversification and product flexibility through the addition of underlying funds; (2) significant reduction in proxy solicitation costs to add new investments and new sub-advisors; and (3) increased efficiencies by sub-advisors only having to manage one pool of assets. Old Mutual Capital anticipates that the net fees paid by shareholders under the fund of funds structure would be no higher than the fees they are currently paying under the fund of managers structure under current asset levels, market conditions, and expense limitation arrangements, through at least December 31, 2008.

The reorganization is subject to receipt of certain regulatory relief to the extent that Old Mutual Capital and the Board of Trustees believe such relief is needed or appropriate.

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

R-07-131 08/2007

2

OLD MUTUAL ADVISOR FUNDS

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Growth Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated August 20, 2007

to Class Z Shares and Institutional Class Shares Prospectus, dated June 4, 2007,

as previously supplemented

This Supplement updates certain information contained in the currently effective Class Z Shares and Institutional Class Shares Prospectus of the above named funds, series funds of Old Mutual Advisor Funds (the “Trust”). You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Fund of Funds Structure

The Board of Trustees of the Trust approved a proposal to reorganize the Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Growth Portfolio, and Old Mutual Asset Allocation Moderate Growth Portfolio (collectively, the “Asset Allocation Funds”) from a “fund of managers” structure to a “fund of funds” structure. The reorganization is scheduled for November 2007.

Under the fund of funds structure, the investment objective of each Asset Allocation Fund will remain the same as its current investment objective. Each of the Asset Allocation Funds will seek to achieve its investment objective by investing in other mutual funds (“underlying funds”) in the Old Mutual family of funds, rather than directly holding portfolio securities. Ibbotson Associates Advisors, LLC would continue to act as a sub-advisor and assist Old Mutual Capital, Inc. (“Old Mutual Capital”), the investment advisor, in allocating each Fund’s assets among the underlying funds, subject to the supervision of Old Mutual Capital.

1

Old Mutual Capital believes that the Asset Allocation Funds and their shareholders will benefit from the fund of funds structure. For example, this structure will provide: (1) increased diversification and product flexibility through the addition of underlying funds; (2) significant reduction in proxy solicitation costs to add new investments and new sub-advisors; and (3) increased efficiencies by sub-advisors only having to manage one pool of assets. Old Mutual Capital anticipates that the net fees paid by shareholders under the fund of funds structure would be no higher than the fees they are currently paying under the fund of managers structure under current asset levels, market conditions, and expense limitation arrangements, through at least December 31, 2008.

The reorganization is subject to receipt of certain regulatory relief to the extent that Old Mutual Capital and the Board of Trustees believe such relief is needed or appropriate.

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

R-07-132	08/2007

2